Employee Benefits	12 Months Ended
Mar. 31, 2023
Employee Benefits [Abstract]
Employee Benefits	Employee Benefits
Defined Benefit Plans
The Company and some of its subsidiaries have various defined benefit plans such as lump-sum retirement payments plans and defined benefit pension plans, which define the amount of benefits that an employee will receive on or after retirement, usually based on one or more factors, such as age, years of employment, compensation, classes, and service.
The Company’s defined benefit plans are the most significant plans among Takeda’s defined benefit obligations and plan assets.
Defined benefit pension plans
Japan
The Company’s corporate defined benefit pension plan in Japan is a funded defined benefit pension plan, which is regulated by the Defined-Benefit Corporate Pension Act, one of the Japanese pension laws. Benefits are paid in exchange for services rendered by employees who worked for more than a specified period, typically three years, considering their years of service and the degree of their contribution to the Company.
The Company’s pension fund (the “Fund”) is an independent entity established in accordance with the Japanese pension laws, and Takeda has an obligation to make contributions. The Director(s) of the Fund has the fiduciary duty to comply with laws; the directives by the Minister of Health, Labour and Welfare, and the Director-Generals of Regional Bureaus of Health and Welfare made pursuant to those laws; and the by-laws of the Fund and the decisions made by the Board of Representatives of the Fund. Contributions are also regularly reviewed and adjusted as necessary to the extent permitted by laws and regulations.
Foreign
Other types of defined benefit pension plans operated by Takeda are generally established and operated in the same manner as described above and in accordance with local laws and regulations where applicable.
The present value of the defined benefit obligation is calculated annually based on actuarial valuations that are dependent upon a number of assumptions, including discount rates and future salary (benefit) increases. Service costs charged to operating expense related to defined benefit plans represent the increase in the defined benefit liability arising from pension benefits earned by active participants in the current period. Takeda is exposed to investment and other experience risks and may need to make additional contributions where it is estimated that the benefits will not be met from regular contributions, expected investment income, and assets held.
The amounts recognized in the consolidated statements of profit or loss and the consolidated statements of financial position are as follows:

Consolidated statements of profit or loss

	JPY (millions) For the Year Ended March 31
	2021	2022	2023
Japan	¥(2,696)	¥2,992	¥2,990
Foreign	10,655	14,387	13,782
Defined benefit costs	¥7,959	¥17,379	¥16,772
Consolidated statements of financial position

	JPY (millions) As of March 31, 2022
	Japan	Foreign	Total
Present value of defined benefit obligations	¥168,449	¥254,462	¥422,912
Fair value of plan assets	225,363	117,140	342,503
Effect of asset ceiling	30,953	—	30,953
Net defined benefit liabilities (assets)	¥(25,961)	¥137,323	¥111,362

Consolidated statements of financial position
Net defined benefit liabilities	¥8,524	¥137,323	¥145,847
Net defined benefit assets	34,485	—	34,485
Net amount of liabilities (assets) recognized in the consolidated statements of financial position	¥(25,961)	¥137,323	¥111,362

	JPY (millions) As of March 31, 2023
	Japan	Foreign	Total
Present value of defined benefit obligations	¥153,371	¥247,725	¥401,096
Fair value of plan assets	217,296	128,333	345,630
Effect of asset ceiling	41,311	—	41,311
Net defined benefit liabilities (assets)	¥(22,614)	¥119,392	¥96,777

Consolidated statements of financial position
Net defined benefit liabilities	¥8,202	¥119,392	¥127,594
Net defined benefit assets	30,816	—	30,816
Net amount of liabilities (assets) recognized in the consolidated statements of financial position	¥(22,614)	¥119,392	¥96,777
Net defined benefit assets were included in other non-current assets on the consolidated statements of financial position.
Defined benefit obligations
A summary of changes in present value of the defined benefit obligations for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31, 2022
	Japan	Foreign	Total
At beginning of year	¥180,321	¥251,767	¥432,088
Current service cost	3,098	10,934	14,032
Interest cost	1,209	3,545	4,754
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	97	(2,313)	(2,216)
From changes in financial assumptions	(2,994)	(28,726)	(31,720)
Experience adjustments	(2,522)	4,457	1,935
Past service cost	40	1,400	1,440
Benefits paid	(10,799)	(9,971)	(20,769)
Contributions by the employees	—	2,297	2,297
Effect of business combinations and disposals	—	60	60
Foreign currency translation differences	—	21,013	21,013
At end of the year	¥168,449	¥254,462	¥422,912

	JPY (millions) For the Year Ended March 31, 2023
	Japan	Foreign	Total
At beginning of year	¥168,449	¥254,462	¥422,912
Current service cost	3,174	10,787	13,961
Interest cost	1,371	5,838	7,209
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	164	102	266
From changes in financial assumptions	(10,735)	(42,603)	(53,338)
Experience adjustments	459	3,477	3,935
Past service cost	—	(38)	(38)
Benefits paid	(9,511)	(9,955)	(19,467)
Contributions by the employees	—	3,807	3,807
Effect of business combinations and disposals	—	—	—
Foreign currency translation differences	—	21,849	21,849
At end of the year	¥153,371	¥247,725	¥401,096
The remaining weighted average duration of the defined benefit obligations was 14.0 years and 12.6 years as of March 31, 2022 and 2023, respectively.
Significant actuarial assumptions used to determine the present value are as follows:

	Discount rate	Future salary increases
As of March 31, 2022
Japan	0.8%	2.5%
Foreign	2.1%	2.8%
As of March 31, 2023
Japan	1.3%	—
Foreign	3.4%	3.0%
Takeda has cash balance plans and the future salary increase is not used to determine the present value of the defined benefit obligations for those plans. As of March 31, 2022, future salary increases were not used to determine the present value of the defined benefit obligations related to certain defined benefit plans in Japan and foreign countries. As of March 31, 2023, future salary increases were not used to determine the present value of the defined benefit obligations related to all the defined benefit plans in Japan and certain plans in foreign countries.
A 0.5% change in these actuarial assumptions would affect the present value of defined benefit obligations at the end of the reporting period, while holding all other assumptions constant, by the amounts shown below:

	JPY (millions)
	Discount Rate		Future Salary Increases
	Change in assumption	Impact	Change in assumption	Impact
As of March 31, 2022
Japan	+0.50%	(10,756)	+0.50%	6
	-0.50%	11,699	-0.50%	(6)
Foreign	+0.50%	(16,997)	+0.50%	3,654
	-0.50%	19,192	-0.50%	(3,334)
As of March 31, 2023
Japan	+0.50%	(9,235)	+0.50%	—
	-0.50%	10,000	-0.50%	—
Foreign	+0.50%	(14,411)	+0.50%	3,578
	-0.50%	15,931	-0.50%	(3,278)
Plan assets
The defined benefit plans are independent of Takeda and funded only by contributions from Takeda. Takeda’s investment policies are designed to secure the necessary returns in the long-term within acceptable risk levels to ensure payments of pension benefits to eligible participants, including future participants. The acceptable risk level in the return rate on the plan assets is derived from a detailed study considering the mid- to long-term trends and the changes in income such as contributions and payments. Based on policies and studies, after consideration of issues such as the expected rate of return and risks, Takeda formulates a basic asset mix which aims at an optimal portfolio on a long-term basis with the selection of appropriate investment assets.
A summary of changes in fair value of plan assets for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31
	2022	2023
Balance at beginning of the year	¥333,392	¥342,503
Interest income on plan assets	3,016	4,608
Remeasurement of defined benefit plans Return on plan assets	(85)	(15,712)
Contributions by the employer	7,581	12,769
Contributions by the employees	2,297	3,807
Benefits paid	(15,084)	(13,589)
Foreign currency translation differences	11,387	11,244
Balance at end of the year	¥342,503	¥345,630
Takeda expects to contribute 12,485 million JPY to the defined benefit plans for the year ending March 31, 2024.
The breakdown of fair value by asset class is as follows:

	JPY (millions) As of March 31
	2022		2023
	With quoted prices in active markets	No quoted prices in active markets	With quoted prices in active markets	No quoted prices in active markets
Equities:
Japan	¥10,156	¥2,713	¥9,911	¥2,178
Foreign	34,924	101,870	38,277	81,265
Bonds:
Japan	1,296	15,876	14,567	17,405
Foreign	21,028	46,683	10,407	33,893
Life insurance company general accounts	—	72,556	—	70,775
Investment trust funds	—	12	—	40,026
Cash and cash equivalent	10,106	—	7,681	—
Others	(1,069)	26,350	517	18,727
Total plan assets	¥76,442	¥266,061	¥81,360	¥264,269
Equities and bonds with no quoted prices in active markets includes pooled funds that are primarily invested in listed securities on active markets. Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on a pooled basis.
Changes in effect of asset ceiling for the periods presented are as follows:

	JPY (millions) For the Year Ended March 31
	2022	2023
Balance at beginning of the year	¥25,757	¥30,953
Interest income	170	248
Remeasurement Changes in effect of asset ceiling	5,026	10,110
Balance at end of the year	¥30,953	¥41,311
Defined Contribution Plans
The Company and some of the Company’s subsidiaries offer defined contribution benefit plans.
Benefits of defined contribution plans are linked to contributions paid, the performance of each participant’s chosen investments, and the form in which participants choose to redeem their benefits. Contributions made into these plans are generally paid into an independently administered fund.
Contributions payable by Takeda for these plans are charged to operating expenses. Takeda has no exposure to investment risks and other experience risks with regard to defined contribution plans.
The amount of defined contribution costs was 34,052 million JPY, 37,345 million JPY, and 46,446 million JPY for the years ended March 31, 2021, 2022, and 2023, respectively. These amounts include contributions to publicly provided plans.
Other Employee Benefit Expenses
Major employee benefit expenses other than retirement benefits for each fiscal year are as follows:

	JPY (millions) For the Year Ended March 31
	2021	2022	2023
Salary	¥418,087	¥458,039	¥573,080
Bonuses	105,772	127,888	133,792
Other	163,443	187,440	237,857
The above table does not include severance expenses.